Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

26.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Company has operating lease agreements for its office properties. Such leases have remaining terms ranging from 12 to 24 months and are renewable upon negotiation. Lease expense was $2.5 million, $3.5 million and $4.3 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2010 are as follows:

Twelve Months Ending December 31:

2011	$0.8
2012	0.8
2013	0.6
2014	0.6
2015 and forward	0.2

Total	$3.0

b)	Commitments

As of December 31, 2010, commitments outstanding for the purchase of property, plant and equipment approximated $256.3 million, majority of which will be fulfilled in 2011. The Company entered into several short-term purchase agreements other than those long-term obligations disclosed in c) with certain suppliers whereby the Company is committed to purchase a minimum amount of raw materials to be used in the manufacture of its products. As of December 31, 2010, future minimum purchases remaining under these agreements approximated $900.2 million.

c)	Long-term obligation

In order to secure adequate and timely supply of polysilicon and silicon wafers during the recent periods of shortages of polysilicon and silicon wafer supplies, the Company entered into a number of multi-year supply agreements from 2006 through 2010.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon or silicon wafers the Company is obligated to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume (in millions), purchase obligations under “take or pay” arrangements are as follows:

Twelve Months Ending December 31:

2011	$775
2012	1,107
2013	1,152
2014	1,262
2015	1,445
Thereafter	2,326

Total	$8,067

Besides the “take or pay” arrangements, future minimum obligations under other long-term supply agreements, for which prices are generally negotiated annually, are as follows (based on market prices as of December 31, 2010):

Twelve Months Ending December 31:

2010	$1,140
2011	1,375
2012	1,368
2013	903
2014	780
Thereafter	1,935

Total	$7,501

Legal matters

The Company is a party to legal matters and claims that are normal in the course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

The Company is the defendant in litigation involving a competitor claiming approximately EUR16.4 million equivalent of $21.3 million from alleged breach through 2008 of a solar cell supply contract. The Company has filed formal defense in December 2010 and the first hearing is scheduled for the end of May 2011. Since there is not sufficient information available to the Company to determine the likelyhood of loss, the Company did not accrue the contingent liability as of December 31, 2010.

d)	Guarantee to GSF investee companies

In May 2010, a third party financial institution granted a debt facility of approximately EUR 554.2 million to the GSF investee companies for which the Company provided a guarantee. GSF Capital Pte Ltd., the parent of the general partner of GSF and an unrelated party, offered to pledge a total amount of EUR 560.0 million in German Government Bonds as security for the Company’s obligations under the guarantee.

The German Government Bonds that are pledged are registered in the name of, and held by, GSF Capital Pte Ltd. The Company has entered into a pledge agreement with GSF Capital Pte Ltd. with respect to the German Government Bonds pursuant to which the Company has the right (among other things), in the event any amounts owed under the project financing facility guaranteed by the Company are not paid by the GSF investee company, to exercise the power to sell or otherwise dispose of the German Government Bonds without further notice to GSF Capital Pte Ltd., and apply the proceeds thereof towards the satisfaction of the secured liabilities. The fair value of the debt guarantee was approximately EUR 2 million as of the effective date of this guarantee. This debt guarantee is recorded as part of the investment in Global Solar Fund, see “Note 11, Investments In Affiliates”, and will be amortized into equity in net earnings (losses) of affiliates through the term of the guarantee. The carrying amount of the guarantee was $1.8 million as of December 31, 2010.